LEASE COMMITMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Lease Commitment [Abstract]
LEASE COMMITMENT
NOTE 11 - LEASE COMMITMENTS

On July 11, 2021, the Company renewed the lease agreement for its office in Israel through April 15, 2027. The annual lease payment and related expenses aggregated to approximately $1 million.

The Group also has leases of offices in Ukraine, Malta, Bulgaria, India, Gibraltar and Macedonia, however most of which has short-term commitment. The total combined annual rent charges for all premises are approximately $0.5 million.